Related Party Transactions - Schedule of Related Party Transactions Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 11.0	$ 11.4	$ 10.7
Severance	0.2	1.6	0.0
Pension scheme contribution	0.5	0.5	0.7
Share-based payments	3.7	1.4	2.3
Long-term incentive plan	1.0	1.1	1.1
Key management remuneration	$ 16.4	$ 16.0	$ 14.8